Stock-based Compensation (FY) - Stock Option Activity (Details) - Outstanding stock options $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Outstanding at beginning of period (in shares) | shares	7,634,937
Weighted-Average Exercise Price - Outstanding at beginning of period (in usd per share) | $ / shares	$ 6.24
Outstanding at end of period (in shares) | shares	9,954,872
Weighted-Average Exercise Price - Outstanding at end of period (in usd per share) | $ / shares	$ 4.71
Weighted Average Remaining Contractual Life - Outstanding	7 years 1 month 28 days
Outstanding, Aggregate Intrinsic Value | $	$ 0
Exercisable at end of period (shares) | shares	6,203,856
Weighted-Average Exercise Price - Exercisable at end of period (in usd per share) | $ / shares	$ 6.19
Weighted Average Remaining Contractual Life - Exercisable	6 years 3 months 3 days
Exercisable, Aggregate Intrinsic Value | $	$ 0
Granted (in shares) | shares	3,390,691
Weighted-Average Exercise Price - Granted (in usd per share) | $ / shares	$ 1.49
Exercised (in shares) | shares	0
Weighted-Average Exercise Price - Exercised (in usd per share) | $ / shares	$ 0
Cancelled (in shares) | shares	(1,070,756)
Weighted-Average Exercise Price - Cancelled (in usd per share) | $ / shares	$ 5.43